Balance Sheets Parenthetical (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts	$ 0	$ 0
Accumulated depreciation	44,538	8,839
Accumulated amortization	$ 151,511	$ 103,044
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	2,000	2,000
Preferred stock, shares outstanding	2,000	2,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	154,389,296	123,445,209
Common stock, shares outstanding	154,389,296	123,445,209